EMPLOYEE RETENTION ALLOWANCE	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [Abstract]
EMPLOYEE RETENTION ALLOWANCE [Text Block]

18. Employee retention allowance

The following table summarizes information about changes to the Company's employee retention provision during the years ended December 31, 2024 and 2023.

$
Balance at January 1, 2023	173,110
Foreign exchange adjustment	4,174
Balance at December 31, 2023	177,284
Foreign exchange adjustment	(14,327)
Balance at December 31, 2024	162,957